UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JS Oliver Capital Management, L.P.
Address: 7960 Entrada Lazanja
         San Diego, CA  92127

13F File Number:  28-11226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lindsey Back
Title:     Chief Financial Officer
Phone:     (858) 756-8370

Signature, Place, and Date of Signing:

      /s/  Lindsey Back     San Diego, CA     May 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $113,219 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     4547  1162900          SOLE                  1162900        0        0
ADOBE SYS INC                  COM              00724F101     5104   122400          SOLE                   122400        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108     5612   265100          SOLE                   265100        0        0
AMERICAN TOWER CORP            CL A             029912201     1921    49325          SOLE                    49325        0        0
AMGEN INC                      COM              031162100     1911    34200          SOLE                    34200        0        0
APOLLO GROUP INC               CL A             037604105      562    12800          SOLE                    12800        0        0
BALLY TECHNOLOGIES INC         COM              05874B107     1930    81850          SOLE                    81850        0        0
BENCHMARK ELECTRS INC          COM              08160H101     2849   137900          SOLE                   137900        0        0
CHARLES RIV LABS INTL INC      COM              159864107     4698   101550          SOLE                   101550        0        0
CITIGROUP INC                  COM              172967101     4636    90300          SOLE                    90300        0        0
FIBERTOWER CORP                COM              31567R100     2014   388000          SOLE                   388000        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     1932    17500          SOLE                    17500        0        0
FOUNDRY NETWORKS INC           COM              35063R100     6320   465700          SOLE                   465700        0        0
GENZYME CORP                   COM              372917104     3421    57000          SOLE                    57000        0        0
GILEAD SCIENCES INC            COM              375558103     3104    40500          SOLE                    40500        0        0
HEALTHSOUTH CORP               COM NEW          421924309     5430   258450          SOLE                   258450        0        0
INTEL CORP                     COM              458140100     4341   226900          SOLE                   226900        0        0
IOMEGA CORP                    COM NEW          462030305     2709   722450          SOLE                   722450        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     1399    18350          SOLE                    18350        0        0
JP MORGAN CHASE & CO           COM              46625H100     2811    58100          SOLE                    58100        0        0
KING PHARMACEUTICALS INC       COM              495582108     4143   210600          SOLE                   210600        0        0
LILLY ELI & CO                 COM              532457108     2922    54400          SOLE                    54400        0        0
MEDAREX INC                    COM              583916101     2227   172100          SOLE                   172100        0        0
MORGAN STANLEY                 COM NEW          617446448     3501    44450          SOLE                    44450        0        0
PIONEER NAT RES CO             COM              723787107     2156    50000          SOLE                    50000        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     1735    92850          SOLE                    92850        0        0
SANDISK CORP                   COM              80004C101     2251    51400          SOLE                    51400        0        0
SCHLUMBERGER LTD               COM              806857108     4453    64450          SOLE                    64450        0        0
SONICWALL INC                  COM              835470105     2323   277900          SOLE                   277900        0        0
SYMANTEC CORP                  COM              871503108     2216   128100          SOLE                   128100        0        0
TEXTRON INC                    COM              883203101     1143    12725          SOLE                    12725        0        0
TIME WARNER INC                COM              887317105     1707    86550          SOLE                    86550        0        0
UGI CORP NEW                   COM              902681105     3032   113500          SOLE                   113500        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     1235    19000          SOLE                    19000        0        0
VIACOM INC NEW                 CL B             92553P201     1229    29900          SOLE                    29900        0        0
WYETH                          COM              983024100     6264   125200          SOLE                   125200        0        0
YAHOO INC                      COM              984332106     3431   109650          SOLE                   109650        0        0